Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Information About Operating Cost [line items]
Costs of services	£ 12,090.2	£ 11,348.1	[1]	£ 9,709.1	[1]
General and administrative costs	1,267.0	977.7	[1]	894.1	[1]
Costs of services and general and administrative costs	13,357.2	12,325.8		10,603.2
Costs of services and general and administrative costs include:
Staff costs (note 5)	8,319.0	7,784.9		6,652.6
Establishment costs	888.6	836.5		726.3
Media pass-through costs	1,350.0	1,223.2		999.7
Data collection pass-through costs	633.7	661.0		647.2
Other costs of services and general and administrative costs	2,165.9	1,820.2		1,577.4
Costs of services and general and administrative costs	13,357.2	12,325.8		10,603.2
Other costs of services and general and administrative costs include:
Goodwill impairment (note 12)	27.1	27.0		15.1
Investment write-downs	95.9	86.1		78.7
Restructuring costs	56.8	27.4		106.2
IT asset write-downs				29.1
Amortisation and impairment of acquired intangible assets (note 12)	195.1	168.4		140.1
Amortisation of other intangible assets (note 12)	36.3	38.6		33.7
Depreciation of property, plant and equipment	230.7	215.2		190.0
Losses on sale of property, plant and equipment	1.1	0.8		1.1
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)		(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)		(165.0)
Net foreign exchange losses/(gains)	12.9	(17.0)		(10.7)
Operating lease rentals:
Operating lease rentals, net of sublease income	580.6	555.1		483.6
Land and buildings [member]
Operating lease rentals:
Operating lease rentals	586.6	556.1		476.6
Sublease income	(17.9)	(11.6)		(11.3)
Operating lease rentals, net of sublease income	568.7	544.5		465.3
Plant and machinery [member]
Operating lease rentals:
Operating lease rentals	£ 11.9	£ 10.6		£ 18.3

[1]	Prior year figures have been re-presented as described in the accounting policies.